Segment information	6 Months Ended
Jun. 30, 2019
Segment information
Segment Information:

19.Segment information:

The Company currently has four reportable segments from which it derived its revenues: drybulk, offshore support, tanker and tanker pool operations segments (Note 9). The Company also had a gas carrier segment through the acquisition of four VLGCs during 2017, which vessels were disposed to unaffiliated buyers during the fourth quarter of 2018 (Note 6). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The drybulk business segment consists of transportation and handling of drybulk cargoes through ownership and trading of vessels. The offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes. The tanker pool operations segment consists of Heidmar, a tanker pool manager for the provision of pool services for the transportation of crude oil and petroleum products. The gas carrier segment consisted of vessels for the transportation of liquefied petroleum gas.

The tables below present information about the Company’s reportable segments as of December 31, 2018 and June 30, 2019 and for the six-month periods ended June 30, 2018 and 2019. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis. The Company also measures segment performance based on net income.

Summarized financial information concerning each of the Company’s reportable segments is as follows:

	Drybulk segment		Offshore support segment		Tanker segment		Gas Carrier segment		Tanker Pool Operations		Total
	Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,	From June 7 to June 30,	Six-month period ended June 30,
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
Total Revenues	$45,329	$36,245	$-	$-	$21,147	$44,781	$20,883	$-	$-	$2,549	$87,359	$83,575
Income taxes	-	-	(2)	(2)	-	-	-	-	-	(72)	(2)	(74)
Net income/(loss)	$3,248	$(15,246)	$(2,886)	$(4,915)	$(387)	$9,552	$4,500	$(143)	$-	$(522)	$4,475	$(11,274)
	Drybulk segment		Offshore support segment		Tanker segment		Gas Carrier segment		Tanker Pool Operations		Total
	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19	31-Dec-18	30-Jun-19
Total assets	$663,235	$647,381	$17,771	$15,899	$296,256	$295,755	$43	$89	$34,000	$107,543	$1,011,305	$1,066,667

As of December 31, 2018 and June 30, 2019, all of the Company’s offshore support vessels were laid up.

The Company’s drybulk, tanker and gas carrier vessels until their disposal dates, and tanker pool operation services, operate and are provided, respectively on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management. The commercial management for the tanker pool operation services is provided from Heidmar’s headquarters located in U.S.